UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.5%
Corporate — 4.7%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,549,140
New York Liberty Development Corp., RB:
Goldman Sachs Headquarters, 5.25%, 10/01/35	4,000	4,032,320
World Trade Center Project, 5.00%, 11/15/31	1,710	1,768,260
World Trade Center Project, 5.75%, 11/15/51	2,080	2,207,858
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	3,340	3,443,172
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,425,377
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	3,530	3,693,545
		21,119,672
County/City/Special District/School District — 25.5%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	4,877,589
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	1,000	1,032,150
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,498,003
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,458,984
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,238,569

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Onondaga New York, RB, Syracuse University Project (concluded):
5.00%, 12/01/36	$1,100	$1,172,193
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,080,150
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,793,279
(FGIC), 5.00%, 2/15/47	3,430	3,324,836
New York City Industrial Development Agency, PILOT, RB:
CAB, Yankee Stadium (AGC), 5.62%, 3/01/39 (b)	1,380	295,955
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	851,664
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,141,915
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	10,140	8,729,627
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	4,000	3,387,520
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	3,700	3,073,035
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,500	8,993,840
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,700	2,607,795
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,473,639
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,288,240
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,345,125
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	10,000	10,398,900

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB (concluded):
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22 (c)	$2,455	$2,596,163
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	45	47,018
Future Tax Secured, Sub- Series D-1, 5.00%, 11/01/38	1,650	1,743,786
Series B (NPFGC), 5.50%, 2/01/13	110	110,944
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,872,888
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,616,031
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26 (c)	1,000	1,002,930
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,146,809
5.00%, 11/15/35	1,150	1,168,113
5.00%, 11/15/44	4,955	4,988,446
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,208,150
Oneida-Herkimer Solid Waste Management Authority New York, Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,911,060
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	10,175	10,787,331
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	331,443
5.38%, 9/01/41	125	131,831
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	2,600,714
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	526,725
		113,853,390
Education — 14.3%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,050	4,076,649
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,202,520
New York City Industrial Development Agency, RB, New York University Project (BHAC), 5.00%, 7/01/41	4,500	4,501,080

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development Agency, Refunding RB, Nightingale- Bamford School (AMBAC), 5.25%, 1/15/17	$1,200	$1,249,956
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,253,230
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
5.00%, 7/01/35	750	783,495
5.00%, 7/01/40	1,500	1,559,370
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,945,407
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,066,790
Fordham University, Series A, 5.00%, 7/01/28	175	187,950
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,478,826
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,022,620
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,015,970
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	5,100	5,199,297
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,310,950
New York University, Series A, 5.00%, 7/01/38	2,000	2,080,640
New York University, Series B, 5.00%, 7/01/34	400	420,060
Siena College, 5.13%, 7/01/39	1,345	1,381,073
The New School (AGM), 5.50%, 7/01/43	3,265	3,450,028
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	540,030
5.25%, 7/01/36	700	737,702
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,150	3,170,853
5.00%, 12/01/39	1,850	1,892,864
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	6,300	6,437,592
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.75%, 12/01/31	7,000	7,070,980
		64,035,932

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 10.3%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	$500	$520,545
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,233,309
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,882,458
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,965	8,150,266
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,014,550
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,351,835
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,703,995
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	4,000	4,064,480
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	964,320
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,000	2,014,860
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	7,375	7,578,771
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,825	1,878,618
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	2,788,433
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	1,877,094
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,009,040
		46,032,574
Housing — 4.8%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	735,585
Series A-1-A, 5.45%, 11/01/46	1,335	1,285,391
Series C, 5.00%, 11/01/26	1,250	1,265,462
Series C, 5.05%, 11/01/36	2,000	1,999,920
Series H-1, 4.70%, 11/01/40	1,000	942,980
Series H-2-A, 5.20%, 11/01/35	835	823,719

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York City Housing Development Corp., RB, AMT (concluded):
Series H-2-A, 5.35%, 5/01/41	$600	$579,300
New York Mortgage Agency, RB, Series 145, AMT, 5.13%, 10/01/37	1,000	1,005,720
New York Mortgage Agency, Refunding RB:
Homeowner Mortgage, Series 83 (NPFGC), 5.55%, 10/01/27	2,100	2,101,680
Series 82 AMT (NPFGC), 5.65%, 4/01/30	705	705,360
Series 97, AMT, 5.50%, 4/01/31	765	765,230
Series 133, AMT, 4.95%, 10/01/21	685	701,056
Series 143, AMT, 4.85%, 10/01/27	1,085	1,067,271
Series 143, AMT, 4.90%, 10/01/37	950	932,188
Series 143 AMT (NPFGC), 4.85%, 10/01/27	2,000	2,006,400
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	964,680
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,528,395
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,007,740
		21,418,077
State — 8.6%
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	2,320	2,449,990
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	268,142
Mental Health Facilities, Series B, 5.25%, 2/15/23 (c)	1,550	1,704,085
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,767,660
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	466,317
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,586,725
School Districts Financing Program, Series D (NPFGC), 5.00%, 10/01/30	1,240	1,248,296
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,125,561
New York State Dormitory Authority, Refunding RB, Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,081,040

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	$1,000	$1,078,240
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,282,813
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/33 (c)	3,000	3,180,240
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	2,000	2,118,880
		38,357,989
Tobacco — 4.3%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,296,050
5.25%, 6/01/21	13,275	14,061,013
		19,357,063
Transportation — 37.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	7,372,801
Series A (AGM), 5.00%, 2/15/47	7,530	7,532,861
Series A (NPFGC), 4.50%, 2/15/47	14,505	13,043,766
Series A (NPFGC), 5.00%, 2/15/47	305	305,116
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	6,015	7,039,776
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	3,500	3,566,465
Series A (AGM), 5.75%, 11/15/32	29,000	30,030,950
Series B, 5.00%, 11/15/34	2,500	2,627,150
Series C (AGM), 4.75%, 7/01/16 (c)	2,535	2,601,772
Transportation, Series F (NPFGC), 5.25%, 11/15/27 (c)	6,300	6,599,124
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,268,800
Series G (AGM), 4.75%, 1/01/29	1,250	1,300,050
Series G (AGM), 4.75%, 1/01/30	1,030	1,068,779
Series G (AGM), 5.00%, 1/01/32	3,450	3,601,593
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,733,728
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, 5.00%, 8/01/36	750	750,217
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,669,450
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 6.25%, 12/01/11	3,000	3,000,270
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 6.25%, 12/01/15	7,830	8,388,984

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, RB (concluded):
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.90%, 12/01/17	$4,000	$4,004,000
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.75%, 12/01/22	26,725	26,440,111
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,329,400
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,028,686
Triborough Bridge & Tunnel Authority, Refunding RB:
Series C, 5.00%, 11/15/38	1,385	1,475,302
Series E (NPFGC), 5.25%, 11/15/23	12,000	12,463,200
Series E (NPFGC), 5.00%, 11/15/32	8,315	8,466,749
		169,709,100
Utilities — 9.1%
Long Island Power Authority, RB, Series A:
5.00%, 5/01/36	2,375	2,478,241
(AMBAC), 5.00%, 9/01/29	3,000	3,058,470
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,703,265
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,584,945
Series A (AGC), 5.75%, 4/01/39	1,000	1,104,900
New York City Municipal Water Finance Authority, RB:
2nd Generation Resolution, Series FF, 5.00%, 6/15/31	1,500	1,618,860
Series B, 5.00%, 6/15/36	3,500	3,633,665
Series DD, 5.00%, 6/15/32	5,750	6,081,373
Series DD (AGM), 4.50%, 6/15/39	2,500	2,508,400
New York City Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,079,240
Series A (AGM), 4.25%, 6/15/39	1,700	1,672,834
New York State Environmental Facilities Corp., RB:
Long Island Water Corp. Project, Series A AMT (NPFGC), 4.90%, 10/01/34	6,000	5,854,620
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,417,664

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York State Power Authority, RB, Series A, 5.00%, 11/15/38	$2,580	$2,761,709
		40,558,186
Total Municipal Bonds in New York		534,441,983
Guam — 1.3%
Transportation — 1.0%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,704,107
5.25%, 10/01/22	1,050	1,050,998
		4,755,105
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,205,303
Total Municipal Bonds in Guam		5,960,408
Puerto Rico — 13.5%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,605,150
State — 6.2%
Commonwealth of Puerto Rico, GO, Refunding:
CAB, Series A (FGIC), 6.47%, 7/01/31 (b)	10,280	2,837,794
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	1,970	2,138,888
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,113,260
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,000	4,224,200
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.58%, 7/01/34	9,300	2,006,847
(AMBAC), 6.74%, 7/01/37	2,200	381,920
(FGIC), 6.77%, 7/01/33	5,500	1,288,870
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/31	1,855	2,001,378
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,710,100
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,000	1,045,440
5.75%, 8/01/37	3,000	3,176,880
(AGM), 5.00%, 8/01/40	1,905	1,930,375
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (b):
6.24%, 8/01/41	11,000	1,701,810

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (b) (concluded):
6.19%, 8/01/43	$2,500	$338,125
		27,895,887
Transportation — 5.6%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	5,025	5,822,367
Puerto Rico Highway & Transportation Authority, Refunding RB:
4.95%, 7/01/26	3,710	3,793,178
Series AA-1, 4.95%, 7/01/26 (c)	2,640	2,712,943
Series CC (AGM), 5.50%, 7/01/29	2,145	2,329,878
Series D, 5.75%, 7/01/41 (c)	10,000	10,318,300
		24,976,666
Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,800	1,816,434
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/29 (c)	940	1,010,152
Series RR (FGIC), 5.00%, 7/01/24	1,000	1,031,550
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	1,000	1,036,140
		4,894,276
Total Municipal Bonds in Puerto Rico		60,371,979
Total Municipal Bonds – 134.3%		600,774,370

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 31.9%
County/City/Special District/School District — 12.7%
City of New York, New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,351,684
Sub-Series C-3 (AGC), 5.75%, 8/15/28	10,000	11,435,600
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	18,000	18,283,500
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,453,100
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	4,750	5,122,139
5.00%, 10/15/32	8,753	9,366,036
		57,012,059

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Education — 3.0%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	$4,448	$4,694,024
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	5,498	5,720,193
(AMBAC), 5.00%, 7/01/37	2,999	3,115,398
		13,529,615
State — 2.5%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,625,700
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	5,543,090
		11,168,790
Transportation — 10.4%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	5,999	6,345,963
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,349,153
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	12,000	12,527,280
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	8,500	8,815,350
Port Authority of New York & New Jersey:
Consolidated, 155th Series (AGM), 5.13%, 7/15/30	2,500	2,578,575
Consolidated, 169th Series, 5.00%, 10/15/25	8,005	8,706,952
		46,323,273
Utilities — 3.3%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,491,923
Second General Resolution, Series HH, 5.00%, 6/15/32	7,151	7,672,590
Series FF-2, 5.50%, 6/15/40	2,399	2,631,678
		14,796,191
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 31.9%		142,829,928
Total Long-Term Investments (Cost – $728,114,345) – 166.2%		743,604,298

Short-Term Securities	Par (000)	Value
New York — 0.1%
City of New York, New York, GO, VRDN, Sub-Series A-6 (AGM Insurance, Dexia Credit Local SBPA), 0.40%, 12/07/11 (e)	$375	$375,000

	Shares
Money Market Fund — 0.5%
BIF New York Municipal Money Fund, 0.00% (f)(g)	2,044,410	2,044,410
Total Short-Term Securities (Cost – $2,419,410) – 0.6%		2,419,410
Total Investments (Cost - $730,533,755*) – 166.8%		746,023,708
Other Assets Less Liabilities – 3.9%		17,269,669
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.2)%		(72,331,218)
VRDP Shares, at Liquidation Value – (54.5)%		(243,600,000)
Net Assets Applicable to Common Shares – 100.0%		$447,362,159

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$658,807,422
Gross unrealized appreciation	$26,338,206
Gross unrealized depreciation	(11,418,740)
Net unrealized appreciation	$14,919,466

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF New York Municipal Money Fund	12,792,001	(10,747,591)	2,044,410	$—

(g)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$743,604,298	—	$743,604,298
Short-Term Securities	$2,044,410	375,000	—	2,419,410
Total	$2,044,410	$743,979,298	—	$746,023,708

          1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2012